DEI Document	May 22, 2025
Document And Entity Information [Abstract]
Document Type	8-K/A
Entity Registrant Name	Vail Resorts, Inc.
Entity Tax Identification Number	51-0291762
Entity Address, Address Line One	390 Interlocken Crescent
Entity Address, Postal Zip Code	80021
Entity Address, State or Province	CO
Entity Address, City or Town	Broomfield,
City Area Code	(303)
Local Phone Number	404-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MTN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0000812011
Entity File Number	001-09614
Entity Incorporation, State or Country Code	DE
Document Period End Date	May 22, 2025
Amendment Description	As previously disclosed on a Current Report on Form 8-K filed by Vail Resorts, Inc. (the “Company”) on May 27, 2025 (the “Original Form 8-K”), Robert A. Katz was appointed as Chief Executive Officer of the Company, effective as of May 22, 2025. The Company is filing this Amendment No. 1 (the “Amendment”) to the Original Form 8-K to provide information regarding Mr. Katz’s compensation, which was not available at the time of filing of the Original Form 8-K.